Federated Hermes International Strategic Value Dividend Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER IVFAX)
CLASS C SHARES (TICKER IVFCX)
INSTITUTIONAL SHARES (TICKER IVFIX)
CLASS R6 SHARES (TICKER IVFLX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2025
Effective January 31, 2026, Daniel Peris will no longer serve as a portfolio manager of the Fund. Accordingly, effective January 31, 2026, please remove all references to Mr. Peris.
Jared Hoff, Deborah D. Bickerstaff and Michael R. Tucker will continue as portfolio managers of the Fund and will continue to manage its portfolio as described in the Prospectus.
Effective January 31, 2026, Darren Catanzaro, CFA, will serve as a portfolio manager of the Fund.
1. In the Prospectus, under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following for Mr. Catanzaro:
“Darren Catanzaro, CFA, Portfolio Manager, has been the Fund’s portfolio manager since January of 2026.”
2. In the Prospectus, under the section entitled “Portfolio Management Information,” please add the following for Mr. Catanzaro:
“Darren Catanzaro
Darren Catanzaro, CFA, Portfolio Manager, has been the Fund’s portfolio manager since January of 2026.
Mr. Catanzaro is jointly responsible for the day-to-day management of the Fund. He has been with the Adviser or an affiliate since 2002; has worked in investment management since 2005; and has managed investment portfolios since 2025. Education: B.S., Pennsylvania State University; M.B.A., Carnegie Mellon University.”
3. In the SAI, information for Mr. Catanzaro will be added under “Who Manages and Provides Services to the Fund?”
December 8, 2025

Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457160 (12/25)
© 2025 Federated Hermes, Inc.

Federated Hermes International Strategic Value Dividend Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER IVFAX)
CLASS C SHARES (TICKER IVFCX)
INSTITUTIONAL SHARES (TICKER IVFIX)
CLASS R6 SHARES (TICKER IVFLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2025
Effective January 31, 2026, Daniel Peris will no longer serve as a portfolio manager of the Fund. Accordingly, effective January 31, 2026, please remove all references to Mr. Peris.
Jared Hoff, Deborah D. Bickerstaff and Michael R. Tucker will continue as portfolio managers of the Fund and will continue to manage its portfolio as described in the Prospectus.
Effective January 31, 2026, Darren Catanzaro, CFA, will serve as a portfolio manager of the Fund.
1. Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following for Mr. Catanzaro:
“Darren Catanzaro, CFA, Portfolio Manager, has been the Fund’s portfolio manager since January of 2026.”
December 8, 2025

Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457161 (12/25)
© 2025 Federated Hermes, Inc.